CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
NET INCOME	₱ 24,580	₱ 22,786	₱ 18,973
OTHER COMPREHENSIVE INCOME – NET OF TAX (Note 6)
Fair value changes of financial assets at fair value through other comprehensive income (Note 25)	37	127	(29)
Foreign currency translation differences of subsidiaries	(27)	23	117
Net transactions on cash flow hedges:	(306)	(256)	(271)
Net fair value losses on cash flow hedges (Note 28)	(433)	(330)	(286)
Income tax related to fair value adjustments charged directly to equity (Note 7)	127	74	15
Net other comprehensive income to be reclassified to profit or loss in subsequent years	(296)	(106)	(183)
Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method (Note 11)	(37)
Actuarial losses on defined benefit obligations:	(3,957)	(6,074)	(1,222)
Remeasurement in actuarial losses on defined benefit obligations (Note 26)	(5,640)	(8,672)	(1,788)
Income tax related to remeasurement adjustments (Note 7)	1,683	2,598	566
Revaluation increment on investment properties:		(2)	(2)
Depreciation of revaluation increment in investment properties transferred to property and equipment (Note 9)	(1)	(3)	(2)
Income tax related to revaluation increment charged directly to equity (Note 7)	1	1
Net other comprehensive loss not to be reclassified to profit or loss in subsequent years	(3,994)	(6,076)	(1,224)
Total Other Comprehensive Loss – Net of Tax	(4,290)	(6,182)	(1,407)
TOTAL COMPREHENSIVE INCOME	20,290	16,604	17,566
ATTRIBUTABLE TO:
Equity holders of PLDT	20,000	16,343	17,504
Noncontrolling interests	290	261	62
TOTAL COMPREHENSIVE INCOME	₱ 20,290	₱ 16,604	₱ 17,566